Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of period	$ 3,027	$ 2,341	$ 884
Increases for positions taken during the year	0	686	1,457
Decreases for positions taken in prior years	(3,027)
Balance at end of period	$ 0	$ 3,027	$ 2,341